Assets and liabilities held-for-sale (Details) - CNY (¥) ¥ in Thousands	Jul. 19, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities held for sale
Property, plant and equipment.		¥ 531,941	¥ 519,323	¥ 235,028
Cash and cash equivalents		¥ 44,384	¥ 154,490	101,886
Wuhan Pengai
Assets and liabilities held for sale
Proportion of ownership interest held	51.00%
Assets and liabilities classified as held for sale | Wuhan Pengai
Assets and liabilities held for sale
Property, plant and equipment.				3,240
Inventories				116
Cash and cash equivalents				661
Other current assets				327
Total				4,344
Trade and other payables				1,583
Other current financial liabilities				406
Total				¥ 1,989